Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 7,063,000,000	€ 7,074,000,000	€ 5,524,000,000
Debt Origination		1,573,000,000	1,500,000,000	1,117,000,000
Equity Origination		544,000,000	369,000,000	148,000,000
Advisory		491,000,000	244,000,000	370,000,000
Origination and Advisory		2,608,000,000	2,114,000,000	1,635,000,000
Other		(40,000,000)	99,000,000	(136,000,000)
Total net revenues		9,631,000,000	9,286,000,000	7,023,000,000
Provision for credit losses		104,000,000	690,000,000	110,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,199,000,000	2,081,000,000	2,156,000,000
General and administrative expenses		3,583,000,000	3,323,000,000	4,073,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		47,000,000	14,000,000	169,000,000
Total noninterest expenses		5,830,000,000	5,418,000,000	6,397,000,000
Noncontrolling interests		(17,000,000)	11,000,000	20,000,000
Profit (loss) before income taxes		3,715,000,000	3,166,000,000	496,000,000
Total assets	[1],[2]	615,906,000,000	573,536,000,000	501,591,000,000
Loans (gross of allowances for loan losses)		€ 93,000,000,000	€ 69,000,000,000	€ 75,000,000,000
Employees (full-time equivalent)		7,202	7,584	7,494

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.